Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
OPERATING ACTIVITIES
Net income from discontinued operations	$ 1,908	$ 32,238	$ 1,423	$ 8,264
Income before income taxes from continuing operations	3,397	57,410	47,715	43,692
Loss before income taxes of discontinued operations	5,305	89,648	49,138	51,956
Non-cash items adjustments:
Operating non-cash expenses (income)	(63)	(1,063)	3,075	(1,884)
Non-cash movements in post-employment and other non-current employee benefits obligations	54	910	0	0
Allowance of expected credit losses	81	1,367	0	0
Depreciation	1,887	31,896	27,831	25,293
Amortization of intangible assets	126	2,121	2,696	2,694
Gain on sale of long-lived assets and investment in equity instruments	(425)	(7,185)	(308)	(1,176)
Gain on sale of shares in Heineken	(1,957)	(33,070)	0	0
Dividends received	(196)	(3,311)	0	0
Disposal of long-lived assets	28	466	416	579
Impairment of long-lived assets	74	1,248	833	1,427
Share of the loss (profit) of equity method accounted investees, net of income taxes	24	406	(7,458)	(10,765)
Interest income	(1,042)	(17,609)	(3,842)	(1,464)
Interest expense	883	14,916	16,314	16,938
Foreign exchange loss (gain), net	583	9,849	3,729	(1,314)
(Gain) on monetary position for subsidiaries in hyperinflationary economies	(6)	(94)	(527)	(738)
Market value loss (gain) on financial instruments	26	440	706	(38)
Net cash flows from operating activities before changes in operating accounts	5,382	90,935	92,603	81,508
Trade accounts receivable and other current assets	(717)	(12,125)	(5,685)	(4,278)
Other current financial assets	47	799	(457)	(743)
Inventories	(381)	(6,442)	(6,860)	(6,623)
Derivative financial instruments	0	0	5	(69)
Trade accounts payable and other accounts	661	11,177	12,006	17,075
Other non-current liabilities	39	659	471	(290)
Other current financial liabilities	234	3,959	2,291	348
Employee benefits paid	(63)	(1,070)	(691)	(807)
Cash flows from (used in) operations	5,202	87,892	93,683	86,121
Income taxes paid	(1,746)	(29,507)	(18,304)	(12,976)
Net cash used in operating activities from discontinuing operations	(515)	(8,706)	(2,803)	(55)
Net cash generated by operating activities	2,941	49,679	72,576	73,090
INVESTING ACTIVITIES
Investment in equity method accounted investees	(71)	(1,202)	(542)	(662)
Other equity investments	0	0	1,593	0
Proceeds from the sale of shares	7,883	133,222	0	0
Purchases of cash investments	(1,581)	(26,725)	0	(23,504)
Proceeds from maturities of cash investments	0	0	21,830	0
Interest received	525	8,871	3,639	1,739
Derivative financial instruments	(12)	(199)	(560)	213
Dividends received from equity method accounted investees and other investees	204	3,449	2,602	5,039
Property, plant and equipment acquisitions	(2,060)	(34,814)	(29,354)	(17,572)
Proceeds from disposal of property, plant and equipment	51	857	462	1,436
Acquisition of intangible assets	(196)	(3,306)	(2,118)	(1,912)
Proceeds from the sale of long-lived assets	0	0	0	976
Investment in other assets	(44)	(737)	(1,499)	(998)
Collections of other assets	46	775	181	213
Other non-current assets	(92)	(1,550)	(1,500)	(420)
Net cash generated (used in) investing activities by discontinuing operations	1,505	25,426	(16,984)	(10,723)
Net cash generated (used in) investing activities	7,828	132,292	(46,432)	(46,175)
FINANCING ACTIVITIES
Proceeds from bank loans and notes payable	665	11,238	15,855	39,888
Payments of bank loans and notes payable	(2,569)	(43,421)	(9,882)	(38,742)
Interest paid	(626)	(10,587)	(8,259)	(9,399)
Derivative financial instruments	348	5,882	103	(3,245)
Dividends paid	(1,112)	(18,798)	(17,506)	(13,399)
Contributions from non-controlling interest	0	0	5	0
Acquisition of non-controlling interest	0	0	(266)	0
Interest paid on leases liabilities	(398)	(6,718)	(5,376)	(4,846)
Payments of leases	(559)	(9,453)	(7,915)	(6,131)
Other financing activities	2	32	(1,430)	296
Cash flows from (used in) financing activities, discontinued operations	(1,226)	(20,727)	(1,227)	(1,411)
Net cash used in financing activities	(5,475)	(92,552)	(35,898)	(36,989)
Increase in cash and cash equivalents	5,293	89,419	(9,754)	(10,074)
Cash and cash equivalents at the beginning of the period	4,937	83,439	97,407	107,624
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(460)	(7,746)	(4,214)	(143)
Cash and cash equivalents at the end of the period	9,770	165,112	83,439	97,407
Jetro Restaurant Depot
INVESTING ACTIVITIES
Proceeds from sales of interests in associates	471	7,967	0	0
Envoy Solutions
INVESTING ACTIVITIES
Proceeds from sales of interests in associates	1,448	24,468	0	0
Coca-Cola FEMSA
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	0	0	(2,356)	0
Proximity Americas Division
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(224)	(3,786)	(1,263)	0
Valora
OPERATING ACTIVITIES
Loss before income taxes of discontinued operations			229
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(25)	(424)	(20,504)	0
Other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	$ 0	$ 0	$ (59)	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3